Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Jul. 31, 2026	Jul. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Advance payment for patent	[1]	$ 125,660
Prepaid expenses	[2]	45,349	43,081
Consumption tax receivable		27,279	21,635
Prepaid professional service fee	[3]		48,207
Local tax recoverable			494
Others		120	135
Prepaid expenses and other current assets		$ 198,408	$ 113,552

[1]	Payment for patent represents the prepayment made to StaGen Co., Ltd. under the patent share transfer agreement dated December 26, 2025, for the acquisition of subject patents (Note 16).
[2]	Prepaid expenses primarily consist of advance payments for patent usage fees, mold production costs, and annual maintenance fees associated with systems, software, and websites utilized in daily operations.
[3]	Prepaid professional service fee primarily represents prepaid fees for executive recruitment services.